Contingencies and Off-Balance Sheet Commitments (Details) (USD $)				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 California Tourism Assessments [Member]	Dec. 31, 2012 Hertz Equipment Rental Corporation [Member] Telephone Consumer Protection Act [Member]
Loss Contingencies [Line Items]
Public liability and property damage	$ 321,003,000	$ 332,232,000	$ 281,534,000
Period Prior to Filing of Claim During which Advertising Materials were Sent to Plaintiff without Consent					4 years
Percentage of Tourism Assessment Alleged to be Charged to Consumers				2.50%
Accrual for Environmental Loss Contingencies	$ 2,600,000	$ 2,600,000	$ 1,500,000